SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Textual)
Inventory Write-down			$ 398	$ 502	$ 252
Deferred revenues recognized	$ 1,600		435
Allowance for credit losses	$ 193		$ 328	26
Number of ordinary shares excluded from the calculations of diluted loss per share	2,503,297	2,780,512
Revenue recognition description	the estimated revenue expected to be recognized in the future related to the service type warranty amounts to $2.7 million, which will be fulfilled over one to five years.		the estimated revenue expected to be recognized in the future related to the service type warranty amounts to $3.1 million, which will be fulfilled over one to five years.
Severance Pay Monthly Deposit By Employees Percentage			8.33%
Severance pay expense			$ 114	113	104
Royalty expenses			17	$ 7	14
Rental Revenue For Anti Gravity Products			$ 249
Warrants and rights outstanding					$ 15,083,611
Minimum [Member]
Significant Accounting Policies (Textual)
Leases agreement term			12 years
Maximum [Member]
Significant Accounting Policies (Textual)
Leases agreement term			42 years
SCI Products [Member]
Significant Accounting Policies (Textual)
Service policy			5 years
ReStore product [Member]
Significant Accounting Policies (Textual)
Service policy			2 years